Financial debt (Details) (Parenthetical) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Aug. 31, 2012 MXN ($)
Disclosure of financial debt [Line Items]
Notional amount		$ 5,000,000
Loan in the amount of 70,000 thousand dollars, maturing in June 2017, at LIBOR (3) rate plus 0.44 percentage points [member]
Disclosure of financial debt [Line Items]
Notional amount	$ 70,000
Borrowings, maturity	June 2017
Borrowings, interest rate basis	LIBOR rate plus 0.44 percentage points
Loan in the amount of 70,000 thousand dollars, maturing in July 2017, at LIBOR (3) rate plus 0.425 percentage points [member]
Disclosure of financial debt [Line Items]
Notional amount	$ 70,000
Borrowings, maturity	July 2017
Borrowings, interest rate basis	LIBOR rate plus 0.425 percentage points
Denominated in pesos, maturing in January 2018, at TIIE (1) FIRA (2) rate plus 0.60 percentage points [member]
Disclosure of financial debt [Line Items]
Borrowings, interest rate basis	TIIE FIRA rate plus 0.60 percentage points
Loan in the amount of 70,000 thousand dollars, maturing in June 2017, at LIBOR (3) rate plus 0.50 percentage points [member]
Disclosure of financial debt [Line Items]
Notional amount	$ 70,000
Borrowings, maturity	June 2017
Borrowings, interest rate basis	LIBOR rate plus 0.50 percentage points
Loan of 85,000 thousand dollars, maturing in June 2016, at LIBOR (3) rate plus 0.48 percentage points [member]
Disclosure of financial debt [Line Items]
Notional amount	$ 85,000
Borrowings, interest rate basis	LIBOR rate plus 0.48 percentage points
Denominated in pesos, maturing in January 2016, at TIIE (1) FIRA (2) rate plus 0.85 percentage points [member]
Disclosure of financial debt [Line Items]
Borrowings, maturity	January 2016
Borrowings, interest rate basis	TIIE FIRA rate plus 0.85 percentage points